Property and Equipment, Net (Tables)	12 Months Ended
Aug. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, Net
	As of August 31,
	2020	2021
	RMB	RMB
Buildings	306,058	298,260
Leasehold improvement	324,655	362,341
Motor vehicles	518	1,526
Electronic equipment	50,674	55,304
Office equipment	121,113	123,161
Furniture and other equipment	47,269	56,342
Others	56,599	57,006
Less: accumulated depreciation	(373,975)	(469,011)
Construction in progress	24,617	34,523
Property and equipment, net	557,528	519,452